EXPLORATION AND EVALUATION PROPERTIES	12 Months Ended
Dec. 31, 2025
EXPLORATION AND EVALUATION PROPERTIES
EXPLORATION AND EVALUATION PROPERTIES

10.EXPLORATION AND EVALUATION PROPERTIES

	South Railroad	Cerro Quema	Total
At January 1, 2024	$160,000	$10,000	$170,000
Acquisition of Contact Gold Corp.	12,203	—	12,203
Farm out proceeds	(210)	—	(210)
At December 31, 2024	171,993	10,000	181,993
Farm out proceeds	(45)	—	(45)
At December 31, 2025	$171,948	$10,000	$181,948